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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/2001

Check here if Amendment [_]; Amendment Number:
This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    TRINITY UNIVERSAL INSURANCE COMPANY
Address: One East Wacker Drive

         Chicago, IL 60601

13F File Number:  28-00121

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Richard Roeske
Title:     Assistant Treasurer
Phone:     312-661-4600

Signature, Place, and Date of Signing:

     /s/ Richard Roeske     Chicago, IL     May 1, 2001

Report Type (Check only one.):

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[_]         13F HOLDINGS REPORT.

[X]         13F NOTICE.

[_]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

       Form 13F File Number          Name

       28-02715                      UNITRIN, INC

I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE ACT OF 1934.

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